Nuclear Decommissioning Trust Fund (Details) (South Texas Project Units 1 and 2, Bay, City, TX)	Dec. 31, 2011
South Texas Project Units 1 and 2, Bay, City, TX
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	44.00%